UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-23805

Carlyle AlpInvest Private Markets Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Cameron Fairall
AlpInvest Private Equity Investment Management, LLC
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)
Copy to:
Michael G. Doherty
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
Gregory C. Davis
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111

Registrant’s telephone number, including area code: (646) 735-4293
Date of fiscal year end: March 31
Date of reporting period: September 30, 2024

Item 1.	Reports to Shareholders.

CARLYLE

CAPM

Carlyle AlpInvest Private Markets Fund

Semi-Annual Report | September 30, 2024

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

Broadly Syndicated Loans (2.2%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
First Lien (2.2%)
North America (1.9%)
Advisor Group (OSAIC)	1M SOFR + 4.00%	8/17/2028	$247,469	$247,469	$244,581
Agiliti Health, Inc.	3M SOFR + 3.00%	5/1/2030	248,744	246,992	241,281
AlixPartners, LLC	1M SOFR + 2.50%	2/4/2028	245,546	245,765	245,669
Alterra Mountain Company	1M SOFR + 3.25%	8/17/2028	246,218	246,218	246,423
Altice Financing S.A.	3M SOFR + 5.00%	10/31/2027	270,875	270,158	245,480
American Airlines, Inc.	6M SOFR + 2.75%	2/15/2028	245,000	238,254	244,348
AmWINS Group Inc	1M SOFR + 2.25%	2/19/2028	248,709	248,425	248,214
APi Group (J2 Acquisition)	1M SOFR + 2.00%	1/3/2029	250,000	250,000	249,728
AppLovin Corporation	1M SOFR + 2.50%	8/16/2030	370,339	370,106	369,876
Atlantic Aviation Inc.	1M SOFR + 2.75%	9/22/2028	245,581	245,350	245,082
Avis Budget Car Rental, LLC	1M SOFR + 1.75%	8/6/2027	245,490	243,634	244,201
Baldwin Risk Partners, LLC	1M SOFR + 3.25%	5/26/2031	207,610	207,610	207,610
BANGL, LLC	3M SOFR + 4.50%	2/1/2029	198,997	198,997	198,997
Beacon Roofing Supply, Inc.	1M SOFR + 2.00%	5/19/2028	248,125	248,125	248,048
Berlin Packaging LLC	3M SOFR + 3.75%	6/7/2031	199,500	199,022	199,287
Blackstone Mortgage Trust, Inc.	1M SOFR + 2.75%	4/23/2026	245,547	244,748	243,092
Brightspring	1M SOFR + 3.25%	2/21/2031	246,186	243,869	245,403
BroadStreet Partners, Inc.	1M SOFR + 3.25%	6/13/2031	495,545	495,246	493,379
Buyer's Edge Company, Inc.	1M SOFR + 3.75%	4/12/2031	249,375	248,183	249,998
Clipper Acquisitions Corp.	1M SOFR + 1.75%	3/3/2028	245,547	244,450	241,557
Concentra Health Services, Inc.	6M SOFR + 2.25%	7/26/2031	250,000	249,697	249,375
Cotiviti Holdings, Inc.	3M SOFR + 3.25%	5/1/2031	248,750	247,582	248,285
Covanta Holding Corporation	1M SOFR + 2.50%	11/30/2028	182,686	182,859	182,715
Covanta Holding Corporation	1M SOFR + 2.50%	11/30/2028	14,035	14,049	14,037
DaVita Inc.	1M SOFR + 2.00%	5/9/2031	200,000	199,047	199,808
DRW Holdings, LLC	6M SOFR + 3.50%	6/26/2031	250,000	249,395	249,688
DTZ U.S. Borrower, LLC	1M SOFR + 2.75%	8/21/2025	8,426	8,418	8,421
Elanco Animal Health Incorporated	3M SOFR + 1.75%	8/1/2027	189,217	187,471	188,731
EMRLD Borrower LP	1M SOFR + 2.50%	5/31/2030	199,497	199,253	198,999
Endeavor, LLC	1M SOFR + 2.75%	5/18/2025	240,814	240,546	240,739
Entain (GVC)	6M SOFR + 2.75%	10/31/2029	249,375	249,084	249,270
Epicor Software Corporation	1M SOFR + 3.25%	5/30/2031	271,483	271,483	271,576
ExamWorks Inc	1M SOFR + 3.00%	11/1/2028	196,474	196,287	196,621
FB Income Advisor, LLC	1M SOFR + 2.25%	4/25/2031	299,250	298,537	298,876
First Eagle Management LLC	3M SOFR + 3.00%	3/5/2029	248,750	245,158	246,263

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

Broadly Syndicated Loans (2.2%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Go Daddy Op Co, LLC / (GD Finance Co, Inc.)	1M SOFR + 1.75%	5/30/2031	246,178	246,178	245,459
Grant Thornton Advisors LLC	6M SOFR + 3.25%	6/2/2031	250,000	250,000	250,280
Grosvenor Cap Mgmt Hldgs LLLP	1M SOFR + 2.25%	2/25/2030	205,988	205,988	205,885
GTCR Everest Borrower, LLC	1M SOFR + 3.00%	9/5/2031	250,000	249,381	246,953
Hamilton Projects Acquiror, LLC	1M SOFR + 3.75%	5/31/2031	249,375	248,775	250,871
Hudson River Trading LLC	1M SOFR + 3.00%	3/20/2028	196,438	192,510	196,135
Instructure Holdings, Inc.	1M SOFR + 3.50%	9/11/2031	200,000	199,000	198,416
Jane Street Group, LLC	1M SOFR + 2.50%	1/26/2028	245,536	245,536	245,256
Johnstone Supply	1M SOFR + 3.00%	6/9/2031	250,000	249,400	249,198
June Purchaser, LLC	1M SOFR + 3.25%	9/11/2031	171,429	170,571	170,571
June Purchaser, LLC	1M SOFR + 3.25%	9/11/2031	28,571	28,429	28,429
Linden Cogen Holdings, LLC	3M SOFR + 3.50%	10/1/2027	173,029	172,129	173,065
Maravai Intermediate Holdings, LLC	3M SOFR + 3.00%	10/19/2027	245,581	245,793	244,201
Medline Borrower LP	1M SOFR + 2.50%	10/23/2028	268,474	268,474	268,447
MeridianLink Inc	3M SOFR + 2.75%	11/10/2028	249,375	249,375	249,687
MyEyeDr	1M SOFR + 4.00%	4/15/2031	250,000	248,811	250,120
NAB Holdings LLC	3M SOFR + 2.75%	11/23/2028	270,170	270,170	269,254
Northriver Midstream Finance LP	3M SOFR + 2.50%	8/16/2030	248,744	248,162	248,619
NortonLifeLock Inc.	1M SOFR + 1.75%	9/12/2029	174,086	174,086	173,501
NRG Energy, Inc.	3M SOFR + 2.00%	4/16/2031	248,750	248,164	248,937
Organon & Co.	1M SOFR + 2.50%	5/14/2031	248,790	248,195	247,857
Oryx Midstream Services, LLC	1M SOFR + 3.00%	10/5/2028	245,574	245,574	245,554
PAREXEL International Corporation	1M SOFR + 3.00%	11/15/2028	236,096	236,096	236,051
Peraton Corp.	1M SOFR + 3.75%	2/1/2028	244,747	244,308	235,009
Petco Health and Wellness Company, Inc.	3M SOFR + 3.25%	3/3/2028	241,019	239,712	228,853
Plano Holdco, Inc.	1M SOFR + 3.50%	10/2/2031	250,000	248,750	250,000
Proofpoint, Inc.	1M SOFR + 3.00%	8/31/2028	245,609	245,609	245,427
RealPage, Inc.	1M SOFR + 3.00%	4/24/2028	196,456	193,579	190,562
Savage Enterprises, LLC	1M SOFR + 3.00%	9/15/2028	249,978	249,406	250,625
Sedgwick Claims Management Services, Inc.	1M SOFR + 3.75%	2/24/2028	225,000	224,652	224,494
Signature Aviation	1M SOFR + 2.75%	7/1/2031	245,932	245,706	245,180
St. George's University Scholastic Services LLC	1M SOFR + 2.75%	2/10/2029	263,525	262,504	262,537
The Dun & Bradstreet Corporation	1M SOFR + 2.75%	1/18/2029	246,244	246,244	245,953
Trans Union	1M SOFR + 2.00%	12/1/2028	190,215	190,215	190,007
UFC Holdings, LLC	3M SOFR + 2.75%	4/29/2026	245,086	244,765	245,174
United Pacific	1M SOFR + 3.75%	7/9/2031	250,000	249,392	250,625
Univision (Televisa)	1M SOFR + 3.25%	3/15/2026	107,422	107,084	107,309
Virgin Media Holdings Inc.	1M SOFR + 2.50%	1/31/2028	300,000	299,198	286,749

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

Broadly Syndicated Loans (2.2%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Vistra Energy Corp.	1M SOFR + 2.00%	12/20/2030	246,017	246,017	245,975
Vistra Zero Operating Company, LLC	6M SOFR + 2.75%	4/30/2031	248,750	247,575	249,310
White Cap Supply Holdings, LLC	1M SOFR + 3.25%	10/31/2029	250,000	248,767	248,063
Total North America			$17,647,344	$17,595,767	$17,540,253

Europe (0.2%)
Action Nederland BV (Peer Holding)	3M SOFR + 3.00%	7/1/2031	$250,000	$250,000	$250,418
AI Aqua Merger Sub, Inc. (Delaware)	1M SOFR + 3.50%	7/31/2028	246,231	242,691	245,859
Anticimex International AB	3M SOFR + 3.50%	11/16/2028	245,581	244,877	245,171
Chrysaor Bidco S.a r.l.	1M SOFR + 4.00%	7/17/2031	232,784	232,784	233,585
Chrysaor Bidco S.a r.l.	1M SOFR + 4.00%	5/14/2031	17,216	17,216	17,275
Froneri International Ltd	1M SOFR + 2.25%	1/29/2027	270,064	268,801	269,321
Grifols, S.A.	3M SOFR + 2.00%	11/15/2027	170,209	168,135	165,183
Jazz Pharmaceuticals Public Limited Company	1M SOFR + 2.25%	5/5/2028	249,284	249,284	248,950
Nouryon Fin BV	3M SOFR + 3.50%	4/3/2028	146,775	146,775	146,775
ThyssenKrupp Elevator (Vertical Midco)	6M SOFR + 3.50%	4/30/2030	248,130	247,551	248,544
Total Europe			$2,076,274	$2,068,114	$2,071,082

Rest of World (0.1%)
Ardonagh Midco 3 Limited	6M SOFR + 3.75%	2/27/2031	$225,000	$223,913	$225,142
Playtika Ltd.	1M SOFR + 2.75%	3/13/2028	245,547	244,661	243,659
Total Rest of World			470,547	468,574	468,801
Total First Lien			$20,194,165	$20,132,455	$20,080,135
Total Broadly Syndicated Loans			$20,194,165	$20,132,455	$20,080,135

Private Equity Investments (87.2%)

	Footnotes	Acquisition Date	Cost Value	Fair Value
Direct Investments (28.1%)	(3)(8)(10)
Common Stocks (22.6%)
Europe (4.1%)
ACTE II Grand Co-Invest, L.P.	(6)	8/14/2024	$10,562,995	$10,745,468
Astorg VIII Co-Invest Corden	(4)	8/1/2022	9,354,843	13,209,141
Aurelia Co-Invest SCSp	(6)	5/14/2024	8,827,469	9,323,010
HPM Sub-Pooling S.à r.l.	(6)	9/5/2024	494,536	499,251
Indigo Acquisition Holding B.V.	(6)	9/6/2024	989,089	993,122
PSC Tiger, L.P.	(6)	9/4/2024	3,135,476	3,157,137

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

	Footnotes	Acquisition Date	Cost Value	Fair Value
SEP EIGER AGGREGATOR, L.P.	(4)	4/25/2022	35,136	—
Total Europe			$33,399,544	$37,927,129
North America (16.7%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$80,492	$3,391,821
BCPE Polymath Investor, LP	(6)	9/25/2024	7,559,971	7,554,475
BCPE Virginia Investor, LP	(6)	12/13/2023	5,006,992	5,500,000
BharCap Babylon Acquisition, LP	(6)	3/8/2024	7,516,964	7,499,896
Cetera Financial Group	(6)	12/18/2023	4,273,725	4,734,785
Corsair Amore Investors, L.P.	(4)	5/25/2022	1,770,423	494,911
EQT X CO-INVESTMENT (A) SCSP	(6)	7/2/2024	10,543,289	10,500,000
GTCR (W-2) Investors LP	(6)	1/29/2024	9,605,764	11,254,442
LJ Shield Co-Invest, L.P.	(6)	6/13/2024	9,800,000	10,313,562
Magnesium Co-Invest SCSp	(4)	5/6/2022	9,454,920	10,696,053
MidOcean Partners QT Co-Invest, L.P.	(6)	8/20/2024	7,036,423	6,805,684
OEP VIII Project Greenheart Co-investment Partners, L.P.	(4)	10/17/2022	8,098,536	10,909,091
Oscar Holdings, LP	(4)	4/27/2022	4,356,463	6,190,704
PC Key Data Holdings, L.P.	(6)	9/20/2024	7,605,205	7,500,000
Plano Co-investment II, L.P.	(6)	9/27/2024	8,197,801	8,167,000
Quad-C Synoptek Holdings, LLC	(5)	8/12/2022	4,227,970	3,183,034
RCR Equity, LP	(6)	4/23/2024	5,600,000	5,712,000
Rocket Co-Invest, SLP	(6)	3/20/2024	6,744,854	7,336,464
SkyKnight Insurance Holdings, LP.	(6)	11/13/2023	2,029,286	2,227,584
STG AV, L.P.	(6)	11/1/2023	5,006,587	5,000,000
Trivest Bright Co-Invest, L.P.	(6)	4/16/2024	7,815,953	7,603,299
Victors CCC Aggregator LP	(4)	5/31/2022	2,992,652	3,981,203
Webster Cascade Aggregator II, L.P.	(4)	12/21/2022	3,704,247	1,097,449
Webster Oceans Co-Investment Fund, L.P.	(4)	1/31/2022	3,369,407	4,273,691
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	49,273	1,572,132
Total North America			$142,447,197	$153,499,280
Rest of World (1.7%)
Habit Health	(6)	7/25/2024	$5,087,656	$5,262,195
KKR Sirius Co-Invest, L.P.	(6)	8/30/2024	10,564,398	10,578,696
Total Rest of World			$15,652,054	$15,840,891
Total Common Stocks			$191,498,795	$207,267,300

Convertible Preferred Stocks (0.5%)
North America (0.5%)
Webster Cascade Aggregator, L.P.	(4)	12/21/2022	$6,431,818	$4,261,294
Total North America			$6,431,818	$4,261,294

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

	Footnotes	Acquisition Date	Cost Value	Fair Value
Total Convertible Preferred Stocks			$6,431,818	$4,261,294

Preferred Stocks (5.0%)
Europe (1.8%)
HPM Sub-Pooling S.à r.l.	(6)	9/5/2024	$4,808,312	$4,854,149
Indigo Acquisition Holding B.V.	(6)	9/6/2024	9,003,611	9,040,323
SEP EIGER AGGREGATOR, L.P.	(4)	4/25/2022	2,056,295	2,235,739
Total Europe			$15,868,218	$16,130,211
North America (3.3%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$7,968,687	$9,408,184
SCP FCA Investments, LLC	(5)	6/7/2024	7,550,000	11,819,549
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	7,361,209	8,842,712
Total North America			$22,879,896	$30,070,445
Total Preferred Stocks			$38,748,114	$46,200,656
Total Direct Investments			$236,678,728	$257,729,250

Primary Investments (8.3%)	(3)(7)(8)(10)
Europe (0.5%)
Advent International GPE X-D SCSp	(4)	1/31/2022	$2,325,558	$2,633,188
PSG Europe (Lux) II S.C.Sp.	(4)	3/1/2022	729,557	978,530
TowerBrook Investors VI (892), L.P.	(6)	6/27/2024	1,930,535	855,214
Total Europe			$4,985,650	$4,466,932
North America (7.8%)
CenterOak Equity Fund III-EF, L.P.	(6)	6/14/2024	$4,579	$—
Francisco Partners VII-A, L.P.	(4)	2/15/2022	603,651	454,474
Lee Equity Partners Fund IV(A) ,L.P.	(6)	6/28/2024	1,542,099	980,072
Nautic Partners XI, L.P.	(6)	6/21/2024	8,305	—
OceanSound Partners Fund II (A), LP	(6)	7/2/2024	4,755,815	4,310,423
One Equity Partners VIII-A, L.P.	(4)	2/15/2022	9,050,064	12,700,858
Trivest Growth Investment Fund III-A, L.P.	(6)	9/12/2024	—	—
Truelink Capital I-A, L.P.	(6)	6/7/2024	7,226,894	11,415,810
Valeas Capital Partners Fund I-A LP	(6)	8/30/2024	22,017,646	32,795,156
Webster Capital V, LP	(4)	6/30/2022	7,501,095	8,787,839
Total North America			$52,710,148	$71,444,632
Total Primary Investments			$57,695,798	$75,911,564

Secondary Investments (50.8%)	(3)(7)(8)(10)
Europe (10.0%)

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

	Footnotes	Acquisition Date	Cost Value	Fair Value
Advent International GPE IX (EUR)	(5)	12/31/2023	$1,153,342	$1,368,803
Barley (No.1) Limited Partnership	(6)	4/17/2024	2,456,903	2,532,139
Barley Institutional Co-Invest Limited Partnership	(6)	4/17/2024	350,913	362,726
Bridgepoint Europe VI	(5)	12/31/2023	1,064,848	1,458,901
Bridgepoint Europe VII	(6)	1/31/2024	117,492	109,197
CVC Capital Partners Strategic Opportunities II	(5)	12/31/2023	974,631	1,107,386
CVC Capital Partners VI	(5)	12/31/2023	263,868	360,365
CVC Capital Partners VII	(5)	12/31/2023	350,078	435,576
CVC Capital Partners VIII	(5)	12/31/2023	582,489	558,226
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(4)	9/19/2022	11,769,070	15,267,667
Equistone SP I SCSp	(4)	6/23/2022	4,834,617	6,302,118
Gamma Co-invest, L.P.	(6)	6/28/2024	4,152,496	3,790,543
IK SC Strategic Opportunities I Fund	(6)	4/4/2024	11,497,316	13,679,321
TowerBrook Investors V	(6)	6/28/2024	30,383,267	44,002,767
Total Europe			$69,951,330	$91,335,735
North America (40.0%)
Apollo Overseas Partners (Delaware 892) IX, L.P.	(4)	3/31/2022	$6,747,979	$7,118,511
Apollo Overseas Partners (Delaware 892) X, L.P.	(4)	7/21/2022	152,634	144,963
Audax Private Equity Fund VI	(5)	12/31/2023	796,326	879,178
Clayton Dubilier and Rice XI	(5)	6/30/2023	3,723,948	4,242,839
Excellere Partners III	(6)	3/31/2024	6,530,727	10,391,897
Excellere Partners IV	(6)	3/31/2024	8,025,860	10,240,522
Frontier Opportunity Fund A	(5)	12/31/2023	228,180	265,880
GA Continuity I (AM) Fund	(5)	6/30/2023	129,505	179,594
GA Continuity I (HG) Fund	(5)	6/30/2023	232,986	348,004
GA Continuity I (SNF) Fund	(5)	6/30/2023	156,020	208,782
Green Equity Investors Side CF III - C, L.P.	(6)	12/4/2023	8,298,223	9,482,617
Hellman & Friedman Capital Partners IX	(5)	12/31/2023	887,725	1,039,986
Hellman & Friedman Capital Partners X	(5)	12/31/2023	441,724	472,763
Investcorp North American Private Equity Parallel Fund I, L.P.	(4)	2/17/2023	3,524,527	4,378,979
Investcorp North American Private Equity Realization Fund 2022, L.P.	(4)	2/17/2023	8,632,763	11,234,926
Kinderhook GME Equity	(6)	6/14/2024	404,219	404,161
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(4)	3/3/2022	4,337,657	6,162,261
Kinderhook Reinvestment Fund IV2, L.P.	(6)	11/13/2023	11,250,575	14,771,775
Littlejohn Fund V, L.P.	(4)	3/31/2022	2,352,968	1,684,194
Littlejohn Fund VI	(4)	12/31/2022	2,819,977	2,912,620
Littlejohn Fund VI	(5)	12/31/2023	781,898	913,779
Littlejohn Fund VI-A, L.P.	(4)	3/31/2022	3,552,188	3,662,865

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

	Footnotes	Acquisition Date	Cost Value	Fair Value
Manulife PE Partners II Cayman, L.P.	(6)(9)	6/1/2024	79,764,509	94,202,432
Norwest Equity Partners IX, LP	(5)	9/30/2023	3,613,425	6,102,601
Norwest Equity Partners X, LP	(5)	9/30/2023	6,313,928	13,103,172
Norwest Equity Partners XI, LP	(5)	9/30/2023	2,629,839	2,554,726
Odyssey Investment Partners Fund V	(4)	12/31/2022	1,020,083	835,525
Odyssey Investment Partners Fund VI	(4)	12/31/2022	1,712,053	1,784,337
OEP Neptune Fund I, SCSP	(4)	4/24/2023	9,868,330	12,954,714
One Equity Partners VI	(5)	12/31/2023	98,951	199,212
One Equity Partners VII	(5)	12/31/2023	539,792	504,798
One Equity Partners VIII	(5)	12/31/2023	678,884	796,125
Quad-C Partners IX, L.P.	(5)	12/31/2022	1,450,571	1,544,111
Quad-C Partners X, L.P.	(4)	12/31/2022	1,285,020	1,357,673
Roark Capital Partners CF LP	(4)	8/17/2022	6,047,536	8,745,021
Sentinel MCA AV, L.P.	(6)	10/13/2023	2,366,894	2,476,814
TA Associates XIII	(5)	12/31/2023	372,241	475,844
TA Associates XIV	(5)	12/31/2023	363,225	343,651
The Resolute III Continuation Fund, L.P.	(6)(9)	9/20/2024	91,714,216	107,151,753
Thoma Bravo Oasis Fund A, L.P.	(4)	1/21/2022	4,209,486	6,971,044
TPG Healthcare Partners II, L.P.	(4)	8/5/2022	68,373	83,652
TPG Partners IX, L.P.	(4)	8/5/2022	392,062	450,223
TPG Partners VII, L.P.	(4)	3/31/2022	1,339,768	1,309,443
TPG Partners VIII, L.P.	(4)	3/31/2022	8,857,126	10,296,827
Wind Point Partners IX	(5)	12/31/2023	677,166	698,736
Wind Point Partners VIII	(5)	12/31/2023	202,982	183,278
Wind Point Partners X-B, L.P.	(6)	1/23/2024	178,493	208,524
Total North America			$299,773,562	$366,475,332
Rest of World (0.8%)
Affinity Asia Pacific Fund V	(5)	12/31/2023	$448,850	$625,987
TPG Asia VII (B), L.P.	(4)	4/20/2022	7,397,127	5,985,452
TPG ASIA VIII (B), L.P.	(4)	7/1/2022	814,353	944,853
Total Rest of World			$8,660,330	$7,556,292
Total Secondary Investments			$378,385,222	$465,367,359
Total Private Equity Investments			$672,759,748	$799,008,174
Total Investments (89.4%)			$692,892,203	$819,088,309
Cash Equivalents (17.1%)
North America (17.1%)
UMB Money Market II Special (4.68%)	(4)(5)(6)		$156,339,627	$156,339,627
Total Cash Equivalents			$156,339,627	$156,339,627
Total Investments and Cash Equivalents (106.4%)			$849,231,830	$975,427,936

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

	Footnotes	Acquisition Date	Cost Value	Fair Value
Other Assets and Liabilities, Net (-6.4%)				$(58,848,426)
Net Assets (100.0%)				$916,579,510
Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
(1)  As of September 30, 2024, the below reference rates were in effect:
1M SOFR - 1 Month SOFR as of September 30, 2024 was 4.85%
3M SOFR - 3 Month SOFR as of September 30, 2024 was 4.59%
6M SOFR - 6 Month SOFR as of September 30, 2024 was 4.25%
(2)  The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary
Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Financial Statements for further details regarding the valuation policy of the Fund.
(3)  Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(4)  Investments held in AlpInvest Seed Fund L.P.
(5)  Investments held in ACP 2022 Marvel Blocker LLC.
(6)  Investments held in AlpInvest CAPM Holdings, LLC.
(7)  Investment does not issue shares.
(8)  Non-income producing security.
(9)  Investment that exceeded 5% of net assets
(10)  Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was
$819,088,308.84, or 87.2% of net assets.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

SUMMARY OF INVESTMENTS BY STRATEGY (AS A PERCENTAGE OF TOTAL INVESTMENTS)
Direct Investments	31.5%
Primary Investments	9.3%
Secondary Investments	56.7%
Broadly Syndicated Loans	2.5%
Total Investments	100.0%
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

ASSETS:	September 30, 2024
Investments, at fair value (cost $692,892,203)	$819,088,309
Cash and cash equivalents	156,339,627
Cash denominated in foreign currency	9,025,270
Receivable for investments sold	48,956
Interest receivable	1,213,346
Deferred offering cost	295,200
Deferred financing cost	78,896
Prepaid expenses and other assets	318,150
Total assets	986,407,754

LIABILITIES:
Payable for investments purchased	58,703,451
Deferred tax liability	2,664,584
Incentive fee payable	4,803,868
Management fee payable	1,794,253
Tenders payable	387,974
Professional fees payable	443,629
Fund accounting and administration fees payable	125,906
Accrued trustees' fees payable	20,277
Accrued line of credit interest and commitment fee payable	287,222
Due to Investment Adviser	346,757
Other payables and accrued expenses	250,323
Total liabilities	69,828,244
Commitment and Contingencies (See Note 11)
Net Assets Attributable to Common Shareholders	$916,579,510

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO COMMON SHARES:
Paid-in capital	$804,144,317
Total distributable earnings	112,435,193
Net Assets Attributable to Common Shareholders	$916,579,510

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

NET ASSET VALUE PER SHARE
Class I
Net Assets	$850,947,410
Shares of Beneficial Interest	64,327,455
Net Asset Value per share of Beneficial Interest	$13.23

NET ASSET VALUE PER SHARE
Class A
Net Assets	$65,632,100
Shares of Beneficial Interest	4,998,739
Net Asset Value per share of Beneficial Interest	$13.13
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

INVESTMENT INCOME:	For the six month period ended September 30, 2024
Interest Income	$5,988,513
Total Investment Income	$5,988,513

EXPENSES:
Incentive fees	$6,973,484
Management fees	4,193,998
Legal fees	447,932
Audit fees	82,293
Interest expense and fees on credit facility	370,278
Amortization of debt financing costs	76,993
Fund accounting and administration fees	332,937
Insurance expense	139,978
Transfer agent fees	182,917
Professional fees	658,820
Trustees' fees and expenses	98,009
Tax advisory expense	30,865
Custodian fees	54,122
Printing expense	36,081
Distribution fees	43,656
Other expenses	172,531
Total expenses before waiver	13,894,894
Less fees reimbursed by Investment Adviser	—
Total Expenses	13,894,894
Net Investment Loss	$(7,906,381)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments and foreign currency	$2,457,253
Net change in unrealized appreciation on investments and foreign currency	79,162,422
Net Realized and Unrealized Gain on Investments and Foreign Currency before taxes	81,619,675
Net change in deferred income tax expense	(1,216,650)
Net Realized and Unrealized Gain on Investments and Foreign Currency after taxes	80,403,025

Net Increase in Net Assets Attributable to Common Shares from Operations	$72,496,644
See accompanying Notes to the Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment loss	$(7,906,381)	$(8,387,914)
Net realized gain on investments and foreign currency	2,457,253	4,663,325
Net change in unrealized appreciation on investments and foreign currency	79,162,422	40,547,517
Net change in deferred income tax asset/(liability)	(1,216,650)	(1,602,383)
Net Increase in Net Assets Attributable to Common Shares from Operations	$72,496,644	$35,220,545

DISTRIBUTABLE EARNINGS:
Class I	$—	$(499,983)
Class A	—	(18)
Total Distributions from Distributable Earnings	$—	$(500,001)

CAPITAL SHARE TRANSACTIONS:
Class I
Proceeds from shares sold	$350,948,288	$205,261,480
Class I shares exchanged for Class A shares	—	(10,000)
Reinvestment of distributions	—	498,614
Repurchase of shares	(387,974)	—
Class A
Proceeds from shares sold	$63,553,350	$—
Class A shares received for Class I shares	—	10,000
Reinvestment of distributions	—	18
Repurchase of shares	—	—
Net Increase from Capital Share Transactions	414,113,664	205,760,112
Net Increase in Net Assets Attributable to Common Shares	$486,610,308	$240,480,656

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
Beginning of period	$429,969,202	$189,488,546
End of period	$916,579,510	$429,969,202

SHARE ACTIVITY
Class I
Shares sold	25,213,106	17,671,398
Shares tendered	29,325	—
Class I shares exchanged for Class A shares	—	(865)
Class A
Shares sold	4,997,889	—
Shares tendered	—	—
Class A shares received for Class I shares	—	865
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:	Six Months Ended September 30, 2024
Net increase in net assets resulting from operations	$72,496,644
Adjustments to reconcile net increase in net assets from operations to net cash Used in operating activities:
Cost of investments purchased and change in payable for investments purchased	(387,220,356)
Proceeds from sales of and paydowns from investments and change in receivable for investments sold	12,714,825
Return of capital	15,882,921
Net premium amortization/(discount accretion)	(8,627)
Net realized gain on investments and foreign currency	(2,457,253)
Net change in unrealized appreciation on investments and foreign currency	(79,162,422)
(Increase)/Decrease in assets:
Interest receivable	(656,823)
Deferred offering cost	(295,200)
Deferred financing cost	(155,889)
Prepaid expenses and other assets	(243,053)
Increase/(Decrease) in liabilities:
Deferred tax liability	1,216,650
Incentive fee payable	4,260,773
Management fee payable	923,588
Tenders payable	387,974
Legal fees payable	(222,037)
Professional fees payable	240,129
Audit fees payable	(119,838)
Due to Investment Adviser	320,113
Financing cost payable	(3,667)
Accrued trustees' fees payable	12,277
Fund accounting and administration fees payable	43,120
Accrued Line of Credit interest and commitment fee payable	209,722
Other payables and accrued expenses	12,854
Net Cash Used in Operating Activities	$(361,823,575)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	$414,501,638
Payable for tenders	(387,974)
Amortization of financing costs	76,993
Net Cash Provided by Financing Activities	414,190,657
Net increase in cash and cash equivalents	52,367,082
Cash and cash equivalents, beginning balance	112,997,815
Cash and cash equivalents, ending balance	$165,364,897

Supplemental disclosure of non-cash operating and financing activities
Cash paid for interest on borrowings	$—
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period ended March 31, 2023 (g)
PER SHARE OF BENEFICIAL INTEREST OPERATING PERFORMANCE
Net asset value, beginning of period	$11.90	$10.28	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.15)	(0.35)	(0.10)
Net realized and unrealized gain on investments and foreign currency	1.48	1.99	0.38
Total Income from Investment Operations	1.33	1.64	0.28
Dividends and/or distributions to shareholders:
Dividends to shareholders	—	(0.02)	—
Total Dividends and/or distributions to shareholders:	—	(0.02)	—
Net asset value per common share - end of period	$13.23	$11.90	$10.28

Total Return (c)	11.19%	15.93%	2.83%

Ratios/Supplemental Data
Net assets attributable to common shares, end of period (000s)	$850,947	$429,959	$189,489
Ratio of expenses to average net assets attributable to common shares, excluding fee waiver (d)	2.17%	4.43%	3.73%
Ratio of expenses to average net assets attributable to common shares, including fee waiver (d)	2.17%	4.43%	2.51%
Ratio of net investment gain (loss) to average net assets attributable to common shares (b)	(0.10)%	(1.66)%	(1.64)%
Interest and fees from borrowings (e)	0.06%	0.18%	—%
Portfolio turnover rate (f)	1.90%	3.30%	0.38%
(a)  Calculated using average common shares outstanding.
(b)  Net investment loss ratio is annualized and calculated excluding Incentive Fees for the period ended September 30, 2024 and the year ended
March 31, 2024. Net investment loss ratio is annualized except for organizational fees, which are one time expenses, and calculated excluding Incentive Fees for the period ended March 31, 2023.  If Incentive Fees were included, the ratios would have been lowered by
1.09%, 1.45%, and 0.31% for the period ended September 30, 2024, year ended March 31, 2024 and period ended March 31, 2023, respectively. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.
(c)  Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the
Fund's dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(d)  Expense ratios have been annualized, except for organizational fees which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.09%, 1.45% and 0.31%  for the period ended
September 30, 2024, year ended March 31, 2024 and period ended March 31, 2023, respectively. Expenses do not include expenses from underlying funds in which the Fund is invested.
(e)  Interest and fees from borrowings is calculated based on the average net assets for the period.
(f)  Percentage represents the results for the period and is not annualized.
(g)  The Fund commenced operations on January 3, 2023.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

CLASS A	Six Months Ended September 30, 2024 (Unaudited)	Period ended March 31, 2024 (g)
PER SHARE OF BENEFICIAL INTEREST OPERATING PERFORMANCE
Net asset value, beginning of period	$11.85	$11.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.51)	(0.23)
Net realized and unrealized gain on investments and foreign currency	1.79	0.54
Total Income from Investment Operations	1.28	0.31
Dividends and/or distributions to shareholders:
Dividends to shareholders	—	(0.02)
Total Dividends and/or distributions to shareholders:	—	(0.02)
Net asset value per common share - end of period	$13.13	$11.85

Total Return (c)	10.80%	2.68%

Ratios/Supplemental Data
Net assets attributable to common shares, end of period (000s)	$65,632	$10
Ratio of expenses to average net assets attributable to common shares, excluding fee waiver (d)	3.09%	4.73%
Ratio of expenses to average net assets attributable to common shares, including fee waiver (d)	3.09%	4.73%
Ratio of net investment gain (loss) to average net assets attributable to common shares (b)	(2.26)%	(2.12)%
Interest and fees from borrowings (e)	0.18%	0.11%
Portfolio turnover rate (f)	1.90%	3.30%
(a)  Calculated using average common shares outstanding.
(b)  Net investment gain (loss) ratio is annualized and calculated excluding Incentive Fees for the periods ended September 30, 2024 and
March 31, 2024. If Incentive Fees were included, the ratio would have been lowered by 1.54% and 0.92% for the periods ended
September 30, 2024 and March 31, 2024, respectively. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.
(c)  Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the
Fund's dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(d)  Expense ratios have been annualized except for Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratio would have decreased by 1.54% and 0.92% for the periods ended  September 30, 2024 and March 31, 2024, respectively. Expenses do not include expenses from underlying funds in which the Fund is invested.
(e)  Interest and fees from borrowings is calculated based on the average net assets for the period.
(f)  Percentage represents the results for the period and is not annualized.
(g)  For the period October 2, 2023 (inception of offering) through March 31, 2024.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021.
The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023 ("Commencement of Operations").
The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global
Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with
AlpInvest, the “Advisers”) and is responsible for the broadly syndicated loans investment strategy of the Fund’s assets.
Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The
Carlyle Group Inc.
The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private
Markets Investments. Private Markets Investments include, without limitation:
•as part of the Fund's “Direct Investments” strategy, direct investments in individual portfolio companies alongside third party private equity funds (“Underlying Funds”);
•as part of the Fund’s “Secondary Investments” strategy, secondary purchases of interests in Underlying Funds and portfolio companies;
•as part of the Fund’s “Primary Investments” strategy, direct subscriptions for interests in Underlying Funds;
and
•investments in privately placed bank loans and other debt instruments and loans to private companies.
As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation – The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated. The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiaries ("Subsidiaries"). The following is a summary of significant accounting policies used in preparing the consolidated financial statements.
Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the
Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.
The consolidated financial statements of the Fund include AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP,
LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP 2022 Marvel Blocker LLC, all
wholly-owned subsidiaries of the Fund.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Use of Estimates – The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Fund believes that these estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.
Income Taxes – The Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) by complying with the requirements of Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. See Note 9 for additional information.
In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in
Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2024.
The Fund’s tax year is the 12-month period ending September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.
ACP 2022 Marvel Blocker LLC is treated as a corporation for U.S. federal income tax purposes. U.S. corporations are subject to U.S. federal income tax on their worldwide income and state tax rates will vary by state, if any. ACP 2022
Marvel Blocker LLC files federal, state and local tax returns as required.
With respect to ACP 2022 Marvel Blocker LLC, income taxes are accounted for under the asset and liability method.
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statement of Operations in the period that includes the enactment date.
Management has reviewed the Fund’s tax positions for the open tax year and has concluded that as of September 30,
2024, the Fund has a deferred tax liability of $2,664,584 which is included in the consolidated financial statements. At
September 30, 2024, the Fund did not have a deferred tax asset.
Cash and Cash Equivalents – Cash and cash equivalents consist of monies held in a non-interest bearing account at
UMB Bank, N.A, who serves as the Fund’s custodian, and money market funds. Such cash, at times, may exceed federally insured limits. The money market funds invest primarily in government issued securities and other short-term, highly liquid instruments. As of September 30, 2024, the Fund had cash equivalents of $156,339,627 (cost of
$156,339,627 representing 156,339,627 shares) in money market funds held with UMB Bank, N.A. Institutional
Banking Money Market II. Cash equivalents are classified as Level 1 assets. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and cash equivalents held by the Fund.
Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund's investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the
Fund’s investments, subject to the Board’s oversight.
The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair
Value Measurements (“ASC 820”). For Liquid investments that are publicly traded or for which market quotations are

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3 for additional information.
Investment Income – The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation in the fair value of its portfolio investments. The classification of distributions received, including return of capital, realized gains and dividend income, is based on information received from the investment manager of the Private Markets Investment. The Fund seeks to record income earned from its investments in underlying funds in a manner that most closely follows the character of income as reported by those underlying funds. The change in unrealized appreciation on investments within the Consolidated
Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains and losses, and the undistributed net investment income or loss on investments for the relevant period.
Interest income, including amortization of premium or discount using the effective interest method, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.
Other income from portfolio investments, which represents operating income from investment partnerships or other flow through entities received by the Fund, is recorded on the date received.
Fund Expenses – The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of Private Markets Investments in which the Fund invests, management fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (the “Expense Limitation Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis. Closing costs associated with the purchase of Primary,
Secondary and Direct Investments are included in the cost of the investment.
Shareholders’ Allocation – The Fund currently offers Class A and Class I shares (See Note 7). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.
Dividends and Distributions – Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
Foreign Currency – Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of
Operations.
Recent Accounting Pronouncements – In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic
820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual sale restrictions and introduce new disclosure requirements related to such equity securities. The amendments are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Fund does not expect this guidance to impact its consolidated financial statements.
3. FAIR VALUE MEASUREMENTS
The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC
820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity.
ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:
The three-tier hierarchy of inputs is summarized below:
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to assess at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.
Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).
Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.
Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include
Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds.
Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.
The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.
AlpInvest will adjust the fair value provided by the Underlying Funds’ management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the
Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the
Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying
Funds' management.
Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.
AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.
Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.
The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of September 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Broadly Syndicated Loans	$—	$18,091,618	$1,988,518	$20,080,135
Cash Equivalents	$165,364,897	—	—	165,364,897
Direct Investments	—	—	257,729,250	257,729,250
Total	$165,364,897	$18,091,618	$259,717,768	$443,174,283
The Fund held Primary Investments and Secondary Investments with a fair value of $541,278,924, which are excluded from the fair value hierarchy as of September 30, 2024, in accordance with Subtopic 820-10 as investments in
Underlying Funds valued at net asset value, as a “practical expedient'’ are not required to be included in the fair value hierarchy.
The following table shows a reconciliation of Level 3 investments during the period.

	Broadly Syndicated Loans	Direct Investments
Balance as of March 31, 2024	$246,202	$124,887,058
Transfers into Level 3	1,246,499	—
Purchases	499,375	125,399,675
Distributions	—	—
Net Realized Gains (Losses)	24	—
Net Change in Unrealized Appreciation (Depreciation)	(3,582)	7,442,517
Transfers out of Level 3	—	—
Balance	$1,988,518	$257,729,250
Net Change in Unrealized Appreciation/(Depreciation) on investments held at September 30, 2024	$(3,582)	$7,442,517

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
A listing of Private Markets Investment types held by the Fund which use unobservable inputs in deriving their valuation, along with related attributes, as of September 30, 2024, are shown in the below table:

Reporting Security Type	Valuation Techniques	Significant Unobservable Inputs	Fair Value as of September 30, 2024	Single Input or Range (Weighted Average by Fair Value)	Impact to Valuation from an Increase in Input (2)
Common Stocks	Comparable Multiple	LTM EBITDA Multiple	91,273,672	5.0x - 30.0x (21.1x)	Increase
Common Stocks	Comparable Multiple	Forward EBITDA Multiple	19,027,168	10.3x - 16.2x (22.4x)	Increase
Common Stocks	Comparable Multiple	Indicative Quote	1,097,449	2.2x - 2.2x (2.2x)	Increase
Common Stocks	Comparable Multiple	RR Adjusted EBITDA Multiple	494,911	15.8-x - 15.8x (15.8x)	Increase
Common Stocks	At Cost (1)	N/A	95,374,100	N/A	N/A
Preferred Stocks	Comparable Multiple	LTM EBITDA Multiple	18,250,895	11.0x - 27.8x (18.9x)	Increase
Preferred Stocks	Comparable Multiple	Forward EBITDA Multiple	11,819,549	15.1x - 15.1x (15.1x)	Increase
Preferred Stocks	At Cost (1)	N/A	16,130,212	N/A	N/A
Convertible Preferred Stocks	Comparable Multiple	LTM EBITDA Multiple	2,130,647	20.8x - 20.8x (20.8x)	Increase
Convertible Preferred Stocks	Comparable Multiple	Comparable Transaction Multiple	2,130,647	18.6x-18.6x (18.6x)	Increase
Broadly Syndicated Loans	Consensus Pricing	Indicative Quotes	1,988,518	97.00 - 100.00 (99.46)	Increase
Total Level 3 Investments			$259,717,768
(1)The investments were acquired shortly before period end. AlpInvest assessed and considered cost to be the best estimate of fair value.
(2)This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.
4. RELATED PARTY TRANSACTIONS
The Fund entered into an investment management agreement with AlpInvest (the “Investment Management
Agreement”), the Fund’s investment adviser. The Adviser entered into a sub-advisory agreement with the Sub-Adviser.
In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a monthly management fee equal to 1.25% on an annualized basis of the Fund’s net asset value (including assets held in a Subsidiary) as of the last day of the month (the “Management Fee”). For purposes of determining the Management Fee payable to the
Adviser for any month, the net asset value is calculated after any subscriptions but prior to any repurchases occurring in that month and prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and the Incentive Fee (as defined below) payable to the Adviser for that month. The
Management Fee is payable in arrears within 30 business days after the end of the month. The Fund bears all other costs and expenses of its operations and transactions as set forth in the Investment Management Agreement. For the six month period ended September 30, 2024, the Fund incurred Management Fees of $4,193,998.
At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account
(as defined below) at the start of the relevant period (the “Incentive Fee”). For the purposes of the Incentive Fee, the term “net profits” means (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period.
The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
In addition to the fees and expenses to be paid by the Fund under the Investment Management Agreement, AlpInvest provides certain administrative and other services necessary for the Fund to operate pursuant to an administration agreement between the Fund and AlpInvest (the “Administration Agreement”). The Fund reimburses the administrator for its costs, expenses and allocable portion of overhead (including compensation of personnel performing administrative duties) in connection with the services performed for the Fund pursuant to the terms of the
Administration Agreement. In addition, pursuant to the terms of the Administration Agreement, the Administrator may delegate its obligations under the Administration Agreement to an affiliate or to a third party, and the Fund will reimburse the Administrator for any services performed for the Fund by such affiliate or third party. The Administrator has hired ALPS Fund Services, Inc. to serve as sub-administrator to assist in the provision of administrative services.
The sub-administrator receives compensation for its provision of sub-administrative services under a sub-administration agreement; such compensation is paid directly or indirectly by the Fund. For the six month period ended September 30,
2024, the Fund incurred fund accounting and administration fees of $332,937.
The Adviser and the Fund have entered into an Amended and Restated Expense Limitation Agreement in respect of each of Class A Shares and Class I Shares under which the Adviser has agreed contractually from August 1, 2024 through July 31, 2025 to waive its Management Fee as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis (excluding (i)
expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, acquired fund fees and expenses, the Fund’s proportionate share of expenses related to direct investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution fees) in respect of the relevant month exceed 2.25% of the month-end net asset value of such Class (the “ 2025 Expense Cap”)
(the “Amended and Restated Expense Limitation Agreement”). The Adviser and the Fund previously entered into an
Expense Limitation Agreement in respect of each of Class A Shares and Class I Shares under which the Adviser has agreed contractually from July 28, 2023 through July 31, 2024 to waive its Management Fee and/or reimburse the
Fund’s initial organizational and offering costs incurred prior to launch, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, acquired fund fees and expenses, the Fund’s proportionate share of expenses related to direct investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution fees) in respect of the relevant month exceed 3.00% of the month-end net asset value of such Class (the
“2024 Expense Cap,” and with the 2025 Expense Cap, the “Expense Cap”) (the “Original Expense Limitation
Agreement”).
In consideration of the Adviser’s agreement to waive its Management Fee (and under the terms of the Original Expense
Limitation Agreement, and reimburse the Fund expenses incurred prior to commencement of operations), the Fund has agreed to repay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class A Shares and Class I Shares subject to the limitation that a reimbursement (an “Adviser Recoupment”)
will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the
Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such Class. The Adviser
Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed any Expense Cap in place either (i) at the time of the waiver or (ii) at the time of recoupment. The Amended and Restated Expense
Limitation Agreement will remain in effect from August 1, 2024 through July 31, 2025, unless and until the Board approves its modification or termination. The Adviser Recoupment will survive the termination of the Amended and
Restated Expense Limitation Agreement. For the six month period ended September 30, 2024, the Adviser did not reimburse fees subject to recoupment.
The Adviser has paid certain expenses on behalf of the Fund, including offering costs, organizational expenses, and other expenses. As of September 30, 2024, the Fund has recorded $346,757 as due to the Adviser in the accompanying
Consolidated Statement of Assets and Liabilities.
SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Fund’s transfer agent. Under the Services Agreement with the Fund, the Transfer Agent is responsible for maintaining all shareholder records of the
Fund. The Transfer Agent is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
TCG Capital Markets L.L.C. (the “Distributor”) serves as the Fund’s principal underwriter and acts as the distributor of the Shares on a best efforts basis, subject to various conditions. The Shares are offered for sale through the Distributor at net asset value plus any applicable sales load. The Distributor also may enter into broker-dealer selling agreements with other broker-dealers for the sale and distribution of the Shares.
UMB Bank, N.A. (“UMB'’) serves as custodian to the Fund. Under a Custody Agreement with the Fund, UMB is responsible for the holding and safekeeping of the Fund's assets.
5. REVOLVING CREDIT FACILITY
The Fund has a revolving credit agreement, as amended from time to time (the “Credit Facility”), with Barclays Bank
PLC (the “Lender”) that can be increased with the consent of the Lender with at least 12 business days’ prior notice.
The Credit Facility currently permits borrowings up to $100 million and has a scheduled availability period end date that extends by one day each day unless either the Lender has delivered written notice to not extend at which point the commitment terminates 270 days following date of such notice or the Fund has delivered written notice to not extend at which point the commitment terminates 60 days following date of such notice. The final maturity date of the Credit
Facility is March 9, 2028. The purpose of the Credit Facility is to provide working capital to the Fund to manage its liquidity needs, including acting as warehouse financing for the Fund’s acquisition of Private Markets Investments. The
Credit Facility has an interest rate equal to the SOFR plus a 2.90% applicable margin, plus a 0.10% term SOFR credit spread adjustment, per annum and a commitment fee of 1.10% per annum on the average daily unused balance. The
Fund’s borrowing capacity is subject to the ability of the lender to fulfill its respective obligations under the Credit
Facility. As of September 30, 2024, there were no borrowings outstanding. For the six month period ended September
30, 2024, there were no borrowings and no of repayments under the Credit Facility. For the six month period ended
September 30, 2024, expenses charged to the Fund related to the Credit Facility were $370,278.
Deferred financing costs include capitalized expenses related to the closing or amendments of the Credit Facility.
Amortization of deferred financing costs for the Credit Facility is computed on the straight-line basis over its term. The
Fund paid and capitalized $60,000 and $99,556 of deferred financing costs during the renewal and upsize of the of the
Credit Facility on March 8, 2024 and June 24, 2024, respectively. For the six month period ended September 30, 2024, amortization of $76,993 is included in the accompanying Consolidated Statement of Operations. As of September 30,
2024, there are $78,896 of deferred financing costs in the accompanying Consolidated Statement of Assets and
Liabilities.
6. OFFERING COSTS
Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter are amortized over a 12-month period using the straight line method. Examples of these costs are registration fees, legal fees, and fees relating to the initial and supplemental registration statement and updates to the registration statement.
These costs will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in
Note 4. As of September 30, 2024, there are $295,200 of deferred offering costs in the accompanying Consolidated
Statement of Assets and Liabilities.
7. CAPITAL SHARE TRANSACTIONS
The Fund offers two separate classes of common shares of beneficial interest (“Shares”) designated as Class A (“Class
A Shares”) and Class I (“Class I Shares”). Both classes of Shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. The purchase price of the Shares at the Commencement of Operations was $10.00 per Share. Thereafter, the purchase price per Shares was based on the net asset value
(“NAV”) per Share as of the date such Shares were purchased. Fractions of Shares are issued to one one-thousandth of a
Share. As of September 30, 2024 outstanding shares of Class A and Class I were 4,998,739 and 64,327,455, respectively.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

	For the six month period ended September 30, 2024
	Proceeds from Sales		Reinvestment of Distributions
	Shares	Dollar Amounts	Shares	Dollar Amounts
Carlyle AlpInvest Private Markets Fund - Class I	25,213,106	$350,948,288	—	$—
Carlyle AlpInvest Private Markets Fund - Class A	4,997,889	$63,553,350	—	$—
Increase in Shares and Net Assets	30,210,995	$414,501,638	—	$—
The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the
Fund’s then-current net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding month). The minimum initial investment in the Fund by any investor is $50,000 with respect to Class A Shares and Class I Shares. The minimum additional investment in the Fund by any investor is $10,000, except for additional purchases pursuant to the dividend reinvestment plan. Class A Shares are sold at the public offering price, which is the net asset value of a Class A Share plus an initial maximum 3.00% sales charge.
Class I Shares are not subject to any initial sales charge. The Fund reserves the right to reject any subscription for shares.
No Shareholder has the right to require the Fund to repurchase his, her or its Shares. To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Adviser and subject to the Board’s approval, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. The Adviser expects that it will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value.
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares.
During the period ended September 30, 2024, 29,325 Class I shares were tendered and no Class A shares were tendered.
8. INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2024, total purchases and total sales or paydowns from investments amounted to $407,795,119 and $12,714,825, respectively.
9. FEDERAL AND OTHER TAX INFORMATION
The Fund intends to qualify annually as a RIC under Subchapter M of the Code. To qualify for and maintain RIC tax treatment, the Fund must, among other things, distribute at least 90% of its net ordinary income and realized net short-
term capital gains in excess of realized net long-term capital losses, if any. The Fund has adopted a tax-year end of
September 30. The Fund’s initial tax year was September 30, 2023. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by
U.S. federal, state, local and foreign jurisdictions, where applicable.
For the tax year ended September 30, 2023, permanent differences between book and tax basis of $7,165,192 are attributable to certain non-deductible expenses for tax purposes and investments in partnerships. These reclassifications

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
have no effect on total NAV or NAV per Share. For the tax year ended September 30, 2023, the following amounts were reclassified:

Paid-in Capital	$(7,165,192)
Total distributable earnings (or loss)	7,165,192
The tax character of Subchapter M distributions for the tax year ended September 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gains
2023	$—	$500,001
2024	$—	$—
For the tax year ended September 30, 2024, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$—
Accumulated capital gains (losses)	1,336
Unrealized appreciation (depreciation)	128,277,175
Late year loss deferrals	(10,459,377)
Total distributable earnings	$117,819,134
As of September 30, 2024, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$197,892,726
Gross unrealized depreciation	(69,615,551)
Net unrealized appreciation	$128,277,175
Tax costs of investments	$690,811,133
Consolidation of Subsidiary: The consolidated financial statements of the Fund include AlpInvest CAPM Holdings,
LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP
2022 Marvel Blocker LLC, all wholly-owned subsidiaries of the Fund. ACP 2022 Marvel Blocker LLC has the same investment objective as the Fund. ACP 2022 Marvel Blocker LLC is taxed as a corporation and used when the Fund has determined that owning certain investment funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2024, the total value of investment held by the ACP 2022 Marvel Blocker LLC is
$55,974,886, or approximately 6.11%, of the Fund’s net assets.
ACP 2022 Marvel Blocker LLC has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability.
The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent ACP 2022 Marvel Blocker LLC has a deferred tax asset, consideration is given to whether or not a valuation allowance is required.
For the period ended September 30, 2024, ACP 2022 Marvel Blocker LLC did not record a provision for income tax expense. For the period ended September 30, 2024, there is a change in the deferred portion of the income tax benefit/
(expense) included in the Consolidated Statement of Operations of $(1,216,650). As of September 30, 2024, ACP 2022
Marvel Blocker LLC has a deferred tax liability of $2,664,584 due to estimated future tax expense pertaining to unrealized gains and no deferred tax asset.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses as of September 30, 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of
Operations. During the year tax year ended September 30, 2024, the Fund did not incur any interest or penalties.
The September 30, 2024, book cost has been adjusted for book/tax basis differences. The difference between book basis and tax basis distributable earnings and unrealized appreciation/(depreciation) is primarily attributable to investments in partnerships.
10. RISK FACTORS
Investing in the Fund involves risks, including the risk that a shareholder may receive little or no return on their investment or that a shareholder may lose part or all of their investment. Before making an investment decision, a prospective Shareholder should (i) consider the suitability of this investment with respect to the shareholder’s investment objectives and personal situation and (ii) consider factors such as the shareholder’s personal net worth, income, age, risk tolerance and liquidity needs.
Below is a summary of some of the principal risks of investing in the Fund. Shareholders should consider carefully the following principal risks before investing in the Fund:
Illiquidity of the Shares – Unlike many closed-end funds, the Shares will not be listed on any securities exchange.
Although the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from
Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value, no assurances can be given that the Fund will do so. Additionally, there is no guarantee that an investor will be able to sell all of the Shares in a repurchase offer that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity.
Limited Operating History – The Fund has a limited operating history upon which potential investors can evaluate its performance. Therefore, its operating expenses may be significant and typically higher than expenses of similarly situated established funds.
Highly Competitive Market – The activity of identifying, completing and realizing upon attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other private equity investors having similar investment objectives. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made.
Potential for Limited Investment Opportunities – There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to fully invest its offering proceeds.
Management Risk – The Adviser cannot provide any assurance that it will be able to choose, make or realize investments in any particular investment, asset or portfolio. There can be no assurance that investments effected through the Fund will be able to generate returns or that the returns will be commensurate with the risks of investing in the type of transactions described herein.
Direct Investments Risks – The market for Direct Investments may be very limited and the Direct Investments to which the Fund wishes to allocate capital may not be available at any given time. Direct Investments may be heavily negotiated and may incur additional transactions costs for the Fund. Direct Investments are more concentrated than investments in Underlying Funds, which hold multiple portfolio companies. There is a risk that a sponsor of an
Underlying Fund may choose not to make the most attractive Direct Investments available to the Fund and may instead reserve such investments for higher fee funds or its own accounts.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Secondary Investments Risks – The Fund may acquire Secondary Investments from existing investors in such
Secondary Investments, but also in certain cases from the issuers of such interests or other third parties. In many cases, the economic, financial and other information available to and utilized by the Adviser in selecting and structuring
Secondary Investments may be incomplete or unreliable. The Fund will also not have the opportunity to negotiate the terms of the Secondary Investments, including any special rights or privileges.
Primary Investments Risks – The Fund’s interest in Primary Investments will consist primarily of capital commitments to, and investments in, private investment funds managed by sponsors unaffiliated with the Fund or the
Advisers. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The underlying investments made by Primary Investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments.
Portfolio Companies Risks – The portfolio companies in which the Fund invests, either directly or indirectly through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions.
Underlying Fund Risks – Investments in Underlying Funds entail a variety of risks. Sponsors of Underlying Funds may invest such funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Underlying Funds that may be denominated in non-U.S. currencies, thereby exposing the
Fund to various risks that may not be applicable to U.S. securities. A sponsor of an Underlying Fund may focus on a particular industry or sector (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A sponsor of an Underlying Fund may also focus on a particular country or geographic region, which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.
An Underlying Fund’s assets may be invested in a limited number of securities or portfolio companies which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in a larger number of securities. An Underlying Fund’s investments, depending upon strategy, may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.
Fund Shareholders will bear two layers of fees and expenses: asset-based fees, incentive fees and expenses at the Fund level, and asset-based fees, carried interests, incentive allocations or fees and expenses at the Underlying Fund level. In addition, to the extent that the Fund invests in an Underlying Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees.
“Cash Drag” Risk – The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will generally not contribute the full amount of its commitment to an Underlying Fund at the time of its admission to the
Underlying Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Funds. In addition, Underlying Funds may not call all the capital committed to them. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.
“Over-Commitment” Risk – In order to help ensure that a greater amount of the Fund’s capital is invested, the Fund expects to pursue an “over-commitment” strategy whereby it commits more than its available capital. However, pursuing such a strategy presents risks to the Fund, including the risk that the Fund is unable to fund capital contributions when due, pay for repurchases of Shares tendered by Shareholders or meet expenses generally. If the Fund defaults on its commitment to an Underlying Fund or fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, possibly including the complete forfeiture of the
Fund’s investment in the Underlying Fund. Any failure (or potential failure) by the Fund to make timely capital

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
contributions in respect of its commitments may also (i) impair the ability of the Fund to pursue its investment program,
(ii) force the Fund to borrow through a credit facility or other arrangements (which would impose interest and other costs on the Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Risks of Liquidity Management Strategy – The Fund will invest in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of broadly syndicated term loans and similar investments at a price and time that the Adviser deems advantageous may be severely impaired, which may impair its ability to dispose of investments in a timely fashion and for a fair price, as well as its ability to take advantage of market opportunities. To the extent the Fund obtains exposure to these investments through exchange-traded funds and other pooled vehicles, the Fund will bear its share of the expenses of such funds. The Fund’s liquidity management strategy involves more risk than investing solely in cash and cash equivalents.
Private Markets Investments – The Fund is subject to, and indirectly invests in Underlying Funds and Direct
Investments that are subject to, risks associated with legal and regulatory changes applicable to private equity funds.
Valuation Risk – The value of the Fund’s investments will be difficult to ascertain, and the valuations determined in respect of investments in the Underlying Funds and other private markets investments, including Direct Investments, will likely vary from the amounts the Fund would receive upon withdrawal from or disposition of its investments.
Similarly, the valuations determined by the Fund are likely to differ, potentially substantially, from the valuations determined by other market participants for the same or similar investments. The Fund’s investments in Underlying
Funds will be priced in the absence of a readily available market and may be valued in significant part based on determinations of fair value provided by an investment’s sponsor, which may prove to be inaccurate. Neither the
Adviser nor the Board will be able to confirm independently the accuracy of such valuations (which are unaudited, except at year-end). With respect to the valuations of Underlying Funds, this risk is exacerbated to the extent that
Underlying Funds generally provide valuations only on a quarterly basis, and such valuations may incorporate inputs that are up to several months old, whereas the Fund will provide valuations, and will issue Shares, on a monthly basis.
This means that the Underlying Fund information used by the Fund to issue and repurchase shares will typically be several months old when used by the Fund. Because of this, the Fund’s net asset value for financial reporting purposes may differ from the net asset value used to process subscription and repurchase transactions as of the same date. To the extent that the Fund does not receive timely or accurate information from the Underlying Funds regarding their valuations, the Fund’s ability to accurately calculate its net asset value may be further impaired. Additionally, any adjustments the Fund makes to valuations received from an Underlying Fund to reflect timing differences or other factors may result in such investment’s fair value differing from the value ultimately realized by the Fund.
Fixed-Income Securities Risks – Fixed income securities risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.
Cash and Cash Equivalents – The Fund may maintain a sizeable cash position in anticipation of funding capital calls.
As a result, the Fund generally will not contribute the full amount of its commitment to an Underlying Fund at the time of its admission to the Underlying Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Fund. The overall impact on performance due to holding a portion of the investment portfolio in cash, cash equivalents and other fixed-income investments could be negative.
Market Disruption and Geopolitical Risk – The Fund may be materially adversely affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests. The Fund is subject to the risk that war, geopolitical tensions, such as a deterioration in the bilateral relationship between the U.S. and China or conflicts, such as those in the middle east and between Russia and Ukraine, terrorism, natural and environmental disasters, such as, for example, the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, systemic market dislocations and other geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of the Fund’s investments. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Leverage; Borrowings Risk – The Fund may borrow money, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.
Risks Relating to Fund’s RIC Status – To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status. The Fund’s ability to satisfy the foregoing tax requirements will generally depend in large part on the activities of, and information provided by, the
Underlying Funds, which the Fund does not control. In addition, the Fund is generally required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Underlying
Funds. The risks of not receiving timely or accurate information from the Underlying Funds include failing to satisfy the RIC qualification tests and incurring excise tax on undistributed income and gain.
11. COMMITMENTS AND CONTINGENCIES
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
As of September 30, 2024, the Fund had unfunded capital commitments to the Private Markets Funds totaling
$229,290,510.
12. REORGANIZATION INFORMATION
Simultaneous with the Commencement of Operations, AlpInvest Seed Fund, L.P. (the “Predecessor Fund”) reorganized with and into the Fund (the “Reorganization”). The Predecessor Fund maintained investment objectives, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund. At the time of the Reorganization, the Predecessor Fund was managed by an affiliate of the Adviser and the same portfolio managers as the Fund. The Reorganization was completed on January 3, 2023, at which time shareholders of the
Predecessor Fund received 18,427,054 shares, with a net asset value per share of $10.00, of the Fund. For financial reporting purposes, the assets received and shares issued were recorded at Fair Value, the cost of investments was carried forward to align to ongoing reporting of the Fund realized and unrealized gains/losses with amounts distributable for tax purposes, and transaction expenses incurred during the Reorganization were capitalized.
13. SUBSEQUENT EVENTS
Subsequent events after September 30, 2024, have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
ADDITIONAL INFORMATION
PROXY VOTING POLICY
Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling (844) 417-4186 or by referring to the SEC's website at
https://www.sec.gov.
PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at https://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-
PORT is available without charge, upon request, by calling (844) 417-4186.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
The Board of Trustees (the “Board”) of the Carlyle AlpInvest Private Markets Fund (the “Fund”) consists of four individuals, three of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of
1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the
Fund and its operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act.
The Board met on May 30, 2024 (the “May Meeting”), to consider the approval of the continuance of the Investment
Management Agreement between AlpInvest Private Equity Investment Management, LLC (“AlpInvest”) and the
Fund (the “Advisory Agreement”) and the Investment Subadvisory Agreement between Carlyle Global Credit
Investment Management L.L.C. (the “Sub-Adviser,” and together with AlpInvest, the “Advisers,” and each, an
“Adviser”) and AlpInvest, with respect to the Fund (the “Sub-Advisory Agreement,” and together with the Advisory
Agreement, the “Advisory Agreements”), each for an additional one year term.
In advance of the Meeting, the Trustees requested and received materials relating to the Advisory Agreements and had the opportunity to ask questions and request further information in connection with the consideration of the
Advisory Agreements. During their deliberations, the Independent Trustees were advised by independent legal counsel and received a memorandum from such independent counsel regarding their responsibilities under applicable law.
In approving the Advisory Agreements, the Board, including the Independent Trustees, considered the factors it deemed relevant. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, including presentations from AlpInvest.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services to be provided by the Advisers; that the fees to be paid to the Advisers under the Advisory Agreements were not unreasonable given the scope and quality of the services rendered by the Advisers; and that approval of the continuance of the
Advisory Agreements for an additional one-year term was in the best interest of the Fund and its shareholders.
The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuance of the Advisory Agreements are discussed below.
These factors include, but are not limited to, the following: (1) the nature, quality and extent of the Advisers’
services, (2) the investment performance of the Fund, (3) the profitability of the Advisers, (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors, and (5) how the services to be rendered and the amounts to be paid under the Advisory Agreements compare with those under other investment advisory contracts that the Advisers may have with other registered investment companies or other types of clients.
The Board, including the Independent Trustees, considered a variety of factors, including those described below.
The Trustees also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees also had an opportunity to meet in executive session and separately with compliance personnel to discuss the materials presented and any compliance issues raised by AlpInvest’s presentation.
Nature, Quality and Extent of Services. The Board received and considered information regarding the nature, quality and extent of services being provided to the Fund by the Advisers, including an overview of the Advisers and the personnel that would perform services for the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Fund.
The Trustees considered AlpInvest’s process for identifying investment opportunities. The Trustees also considered the Advisers’ support resources available for investment research, compliance and operations. The Board was provided with information pertaining to the Advisers’ organizational structure, senior management, investment operations, and other relevant information pertaining to each Adviser. The Board, including the Independent
Trustees, concluded that it was satisfied with the nature, quality and extent of the investment management services being provided by the Advisers to the Fund, and that there was a reasonable basis on which to conclude that the
Fund benefits from the services being provided by the Advisers under the Advisory Agreements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
Performance. The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board considered that the Fund commenced investment operations in January 2023 and has limited operating history. In preparation for the May Meeting, the Board was provided with reports prepared by AlpInvest, including comparative performance information relating to a peer group of funds that had similar terms, structure and strategies as the Fund (the “Adviser Peer Group”). The Board noted that based on information available as of December 31, 2023, the Fund outperformed the Adviser Peer Group.
The Board also took into consideration information that AlpInvest provided regarding private equity indices, including that there was currently no index available that aggregated performance of all comparable funds operating in the private equity market, but there were broader private equity indices available. The Board considered the
Advisers’ commitment to continuously exploring opportunities to enhance their portfolio management expertise and practices in furtherance of achieving the Fund’s investment objective and strategies.
Fees and Expenses. The Board, including the Independent Trustees, considered information regarding the Fund’s expense ratio and its various components, including the management fee for the Fund and the incentive compensation structure of the Fund’s investment management personnel. The Trustees noted that the Fund’s investment strategy resulted in a limited number of comparable funds. The Trustees compared the Fund’s fees, expenses and overall expense ratio to expense information for the Fund’s available peer group (the “Adviser
Expense Peer Group”), noting that the Fund’s advisory fee was below the average of the Adviser Expense Peer
Group and the Fund’s expense ratio was slightly above the mean of the Adviser Expense Peer Group. The Trustees noted that AlpInvest had previously agreed to waive its management fees and/or reimburse the Fund’s initial organizational and offering costs incurred prior to launch, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis
(excepting certain “excluded expenses”) in respect of the relevant month exceed 3.00% of the month-end net asset value of such applicable class of shares of the Fund. The Trustees also noted that the Adviser has agreed to waive its management fee as well as the Fund’s operating expenses, from August 1, 2024 through July 31, 2025, on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis
(excepting certain “excluded expenses”) in respect of the relevant month exceed 2.25% the month-end net asset value of such applicable class of shares of the Fund. The Trustees took the expense reductions into account during their deliberations. In light of the foregoing, and in their business judgment, the Board, including the Independent
Trustees, found that the management fee rate and incentive fee appeared not unreasonable for the management of the
Fund’s portfolio. The Trustees also noted that AlpInvest was responsible for the payment of the Sub-Adviser’s compensation under the terms of the Subadvisory Agreement.
Profitability. The Trustees considered the information that AlpInvest provided on its costs in serving as the Fund’s investment adviser and the profitability that AlpInvest has derived from its relationship with the Fund. The Trustees also considered that because of the expense caps noted above, AlpInvest would continue to be subsidizing the Fund in the near-term. The Trustees concluded that AlpInvest’s profitability from its relationship with the Fund was not excessive.
Economies of Scale. The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Trustees noted management’s observation that the
Fund was already benefiting from some economies of scale given the growth in the Fund’s net asset value (“NAV”)
over the course of 2023 and into 2024. The Trustees further noted management’s observation that in addition to being able to spread fixed costs over a larger NAV, the Fund benefited from the elimination of certain one-time, start-up costs that were incurred in 2022 and 2023.
Other Comparable Investment Advisory Contracts. The Board, including the Independent Trustees, noted the Fund was currently AlpInvest’s only registered investment company client and that were no other products currently managed by AlpInvest that were comparable to the Fund.

Item 2.	Code of Ethics.
Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.
Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.
Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.
Not applicable to the Registrant.

Item 6.	Investments
(a) The Consolidated Schedule of Investments is included as part of the Report to Shareholders filed under Item 1(a)
of this report.
(b) Not applicable to the Registrant.
Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.
(a) Not applicable to closed-end investment companies.
(b) Not applicable to closed-end investment companies.
Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.
Not applicable to closed-end investment companies.
Item 9.  Proxy Disclosures for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Not applicable to closed-end investment companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The information required by this Item 11 is included as part of the semi-annual report to shareholders filed under
Item 1 of this Form N-CSR.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.
Not applicable for semi-annual report.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
(a) Not applicable for semi-annual report.
(b) There have been no changes in any of the Portfolio Managers identified in the Registrant’s most recent annual report on Form N-CSR.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the
Registrant’s board of trustees during the period covered by this report.
Item 16. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this Form N-CSR that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) Not applicable to the Registrant.
(b) Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19.	Exhibits.
(a)(1)  Not applicable for semi-annual report.
(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.
(a)(3)Not applicable.
(a)(4)Not applicable.
(b)(1) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes Oxley Act of
2002 are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CARLYLE ALPINVEST PRIVATE MARKETS FUND
By:/s/ Joseph O’Connor
Joseph O’Connor
President (Principal Executive Officer)
Date:November 26, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:/s/ Joseph O’Connor
Joseph O’Connor
President (Principal Executive Officer)
Date: November 26, 2024
By:/s/ Parker Hooper
Parker Hooper
Treasurer (Principal Financial Officer)
Date:November 26, 2024